Leuthold Core Investment Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 59.64%
Air Freight & Logistics - 2.51%
Atlas Air Worldwide Holdings, Inc. (a)	30,049	$1,854,324
CH Robinson Worldwide, Inc.	25,951	2,630,653
Expeditors International of Washington, Inc.	23,782	2,317,794
FedEx Corp.	19,443	4,407,922
Hub Group, Inc. - Class A (a)	26,594	1,886,578
		13,097,271
Biotechnology - 0.43%
Regeneron Pharmaceuticals, Inc. (a)	3,776	2,232,107

Capital Markets - 3.40%
Evercore, Inc. - Class A	20,475	1,916,665
Morgan Stanley	51,872	3,945,384
Raymond James Financial, Inc.	27,753	2,481,396
Stifel Financial Corp.	39,359	2,204,891
The Goldman Sachs Group, Inc.	15,220	4,520,644
UBS Group AG (b)	164,295	2,664,865
		17,733,845
Chemicals - 0.0% (h)
China Lumena New Materials Corp. (a)(b)(d)(e)	20,950	–

Consumer Finance - 1.32%
Ally Financial, Inc.	53,670	1,798,482
Capital One Financial Corp.	14,429	1,503,357
Discover Financial Services	20,729	1,960,549
OneMain Holdings, Inc.	43,306	1,618,778
		6,881,166
Distributors - 0.64%
LKQ Corp.	67,730	3,324,866

Food & Staples Retailing - 3.05%
Albertsons Cos, Inc.	81,871	2,187,593
BJ's Wholesale Club Holdings, Inc. (a)	71,828	4,476,321
Costco Wholesale Corp.	13,016	6,238,309
Walmart, Inc.	24,747	3,008,740
		15,910,963
Food Products - 0.38%
Bunge, Ltd. - ADR	21,854	1,981,939

Health Care Equipment & Supplies - 1.34%
Abbott Laboratories	36,127	3,925,199
Medtronic PLC (b)	34,387	3,086,233
		7,011,432
Health Care Providers & Services - 5.13%
Centene Corp. (a)	61,624	5,214,006
Elevance Health, Inc.	13,177	6,358,957
Humana, Inc.	12,775	5,979,594
UnitedHealth Group, Inc.	17,917	9,202,709
		26,755,266
Household Durables - 2.86%
D.R. Horton, Inc.	56,884	$3,765,152
KB Home	41,940	1,193,612
Lennar Corp. - Class A	33,745	2,381,385
Meritage Homes Corp. (a)	24,425	1,770,812
PulteGroup, Inc.	86,933	3,445,155
Toll Brothers, Inc.	52,545	2,343,507
		14,899,623
Insurance - 4.95%
American Financial Group, Inc.	14,944	2,074,377
Arch Capital Group, Ltd. (a)(b)	52,144	2,372,031
Axis Capital Holdings, Ltd. (b)	27,285	1,557,701
Chubb, Ltd. (b)	13,016	2,558,685
Cincinnati Financial Corp.	23,139	2,753,078
Everest Re Group, Ltd. (b)	9,240	2,589,787
Markel Corp. (a)	1,527	1,974,793
Old Republic International Corp.	83,317	1,862,968
Reinsurance Group of America, Inc.	20,294	2,380,283
The Allstate Corp.	19,443	2,464,011
The Travelers Cos, Inc.	19,148	3,238,501
		25,826,215
IT Services - 1.53%
Mastercard, Inc. - Class A	13,819	4,359,618
Visa, Inc. - Class A (b)	18,399	3,622,579
		7,982,197
Life Sciences Tools & Services - 1.56%
Danaher Corp.	16,256	4,121,221
Thermo Fisher Scientific, Inc.	7,385	4,012,123
		8,133,344
Metals & Mining - 2.87%
ArcelorMittal SA - NYRS	63,794	1,441,744
BHP Group, Ltd. - ADR	51,903	2,915,911
Commercial Metals Co.	39,690	1,313,739
Freeport-McMoRan, Inc.	50,852	1,487,930
Materion Corp.	21,211	1,563,887
Rio Tinto PLC - LN Shares - ADR	45,234	2,759,274
Teck Resources, Ltd. - Class B (b)	69,659	2,129,476
Ternium SA (b)	38,083	1,374,415
		14,986,376
Multiline Retail - 1.69%
Target Corp.	62,267	8,793,969

Oil, Gas & Consumable Fuels - 6.79%
APA Corp.	82,434	2,876,947
BP PLC - ADR	127,507	3,614,823
California Resources Corp.	43,948	1,691,998
EOG Resources, Inc.	32,861	3,629,169
Equinor ASA - ADR	109,670	3,812,129
Exxon Mobil Corp.	55,518	4,754,561
Imperial Oil, Ltd. (b)	56,643	2,668,452
Marathon Oil Corp.	135,220	3,039,746
Shell PLC - ADR	80,987	4,234,810
Suncor Energy, Inc. (b)	80,666	2,828,957
Whiting Petroleum Corp.	27,719	1,885,723
Woodside Energy Group, Ltd. - ADR	18,757	404,401
		35,441,716
Paper & Forest Products - 0.95%
Louisiana-Pacific Corp.	50,376	2,640,206
West Fraser Timber Co Ltd. (b)	30,451	2,336,506
		4,976,712
Pharmaceuticals - 1.92%
Merck & Co., Inc.	52,867	$4,819,884
Pfizer, Inc.	99,376	5,210,284
		10,030,168
Professional Services - 2.71%
ASGN, Inc. (a)	34,146	3,081,677
Insperity, Inc.	26,353	2,630,820
Korn Ferry	35,914	2,083,730
ManpowerGroup, Inc.	24,425	1,866,314
Robert Half International, Inc.	40,012	2,996,499
TriNet Group, Inc. (a)	19,042	1,478,040
		14,137,080
Semiconductors & Semiconductor Equipment - 4.96%
Applied Materials, Inc.	65,963	6,001,314
KLA Corp.	13,659	4,358,314
Lam Research Corp.	19,283	8,217,450
MKS Instruments, Inc.	25,068	2,572,729
SolarEdge Technologies, Inc. (a)(b)	17,274	4,727,548
		25,877,355
Software - 2.67%
Adobe, Inc. (a)	7,392	2,705,915
Microsoft Corp.	43,707	11,225,269
		13,931,184
Specialty Retail - 2.43%
Asbury Automotive Group, Inc. (a)	9,481	1,605,512
AutoNation, Inc. (a)	22,898	2,559,080
Group 1 Automotive, Inc.	11,007	1,868,989
Penske Automotive Group, Inc.	27,719	2,901,902
The Home Depot, Inc.	7,392	2,027,404
Williams-Sonoma, Inc.	15,587	1,729,378
		12,692,265
Technology Hardware, Storage & Peripherals - 2.16%
Apple, Inc.	59,625	8,151,930
Dell Technologies, Inc. - Class C	19,042	879,931
Hewlett Packard Enterprise Co.	167,508	2,221,156
		11,253,017
Trading Companies & Distributors - 1.39%
MSC Industrial Direct Co., Inc. - Class A	13,177	989,725
Triton International, Ltd. (b)	26,353	1,387,485
United Rentals, Inc. (a)	12,132	2,946,984
WESCO International, Inc. (a)	17,917	1,918,911
		7,243,105

TOTAL COMMON STOCKS (Cost $232,441,525)		$311,133,181

INVESTMENT COMPANIES - 12.03%
Exchange Traded Funds - 12.03%
Invesco CurrencyShares Japanese Yen Trust (a)(g)	123,391	$8,510,894
iShares Floating Rate Bond ETF	88,193	4,402,595
iShares Gold Trust (a)	163,742	5,617,988
iShares International Treasury Bond ETF	226,925	9,278,963
iShares JP Morgan USD Emerging Markets Bond ETF	23,857	2,035,479
iShares MBS ETF	57,037	5,560,537
SPDR Bloomberg Short Term High Yield Bond ETF	260,218	6,276,458
SPDR Gold Shares (a)	32,218	5,427,445
VanEck J. P. Morgan EM Local Currency Bond ETF	87,405	2,139,675
Vanguard Short-Term Inflation-Protected Securities ETF	269,817	13,523,228

TOTAL INVESTMENT COMPANIES (Cost $66,327,394)		$62,773,262

	Principal Amount	Fair Value
CORPORATE BONDS - 1.61%
Banks - 0.91%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$4,600,000	$4,724,747

Technology Hardware, Storage & Peripherals - 0.70%
Apple, Inc.
1.000%, 11/10/2022	3,500,000	3,677,245

TOTAL CORPORATE BONDS (Cost $9,288,697)		$8,401,992

FOREIGN GOVERNMENT BONDS - 1.99%
Foreign Government Bonds - 1.99%
French Republic Government Bond OAT
1.250%, 05/25/2034 (b)	EUR 7,930,000	$7,561,090
United Kingdom Gilt
4.750%, 12/07/2030 (b)	GBP 1,910,000	2,798,997

TOTAL FOREIGN GOVERNMENT BONDS (Cost $12,829,131)		$10,360,087

UNITED STATES TREASURY OBLIGATIONS - 1.83%
United States Treasury Notes - 1.83%
United States Treasury Note
2.625%, 04/15/2025	$4,660,000	$4,614,128
United States Treasury Note
2.000%, 11/15/2041	6,200,000	4,952,250

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $10,674,943)		$9,566,378

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 15.36%
Money Market Funds - 15.36%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 1.210% (c)(f)	80,115,156	$80,115,156

TOTAL SHORT-TERM INVESTMENTS (Cost $80,115,156)		$80,115,156

Total Investments (Cost $411,676,846) - 92.46%		$482,350,056
Other Assets in Excess of Liabilities - (f) - 7.54%		39,307,868
TOTAL NET ASSETS - 100.00%		$521,657,924

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2022.
(d)	Illiquid security. The fair value of this security totals $0 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued usinig significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securites sold short.
(g)	Affiliated security. At June 30, 2022, the market value of this security totals $8,510,894, which represents 1.63% of total net assets.
(h)	Rounds to less than 0.005%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Securities Sold Short - (a)
June 30, 2022 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 13.18%
Aerospace & Defense - 0.27%
AeroVironment, Inc.	4,970	$408,534
Mercury Systems, Inc.	7,729	497,207
The Boeing Co.	3,823	522,680
		1,428,421
Airlines - 0.26%
American Airlines Group, Inc.	30,675	388,959
Delta Air Lines, Inc.	21,375	619,234
United Airlines Holdings, Inc.	9,713	344,034
		1,352,227
Auto Components - 0.38%
Aptiv PLC - ADR	10,856	966,944
Fox Factory Holding Corp.	6,701	539,699
Lear Corp.	3,951	497,391
		2,004,034
Banks - 0.08%
Glacier Bancorp, Inc.	8,908	422,417

Beverages - 0.30%
Celsius Holdings, Inc.	7,285	475,419
Monster Beverage Corp.	9,084	842,087
The Boston Beer Co., Inc. - Class A	790	239,346
		1,556,852
Building Products - 0.10%
AAON, Inc.	9,324	510,582

Capital Markets - 0.56%
Credit Suisse Group AG - ADR	77,669	440,383
MarketAxess Holdings, Inc.	1,729	442,641
Moody's Corp.	2,900	788,713
PJT Partners, Inc. - Class A	7,171	503,978
S&P Global, Inc.	2,157	727,039
		2,902,754
Chemicals - 0.73%
Air Products and Chemicals, Inc.	3,894	936,429
Diversey Holdings, Ltd. - ADR	59,237	390,964
Ecolab, Inc.	3,847	591,515
International Flavors & Fragrances, Inc.	6,153	732,945
RPM International, Inc.	4,377	344,558
The Sherwin-Williams Co.	3,666	820,854
		3,817,265
Commercial Services & Supplies - 0.35%
MillerKnoll, Inc.	9,623	252,796
MSA Safety, Inc.	2,499	302,554
Rollins, Inc.	21,917	765,342
UniFirst Corp/MA	3,092	532,380
		1,853,072
Consumer Finance - 0.08%
FirstCash Holdings, Inc.	6,118	425,262

Containers & Packaging - 0.27%
AptarGroup, Inc.	3,572	368,666
Ball Corp.	8,845	608,271
Graphic Packaging Holding Co.	20,734	425,047
		1,401,984
Diversified Consumer Services - 0.24%
ADT, Inc.	80,700	$496,305
Coursera, Inc.	21,104	299,255
Laureate Education, Inc.	37,500	433,875
		1,229,435
Electric Utilities - 0.14%
PG&E Corp.	73,064	729,179

Electrical Equipment - 0.48%
Generac Holdings, Inc.	2,805	590,677
Rockwell Automation, Inc.	3,654	728,279
Shoals Technologies Group, Inc.	28,639	471,971
Vertiv Holdings Co.	33,383	274,408
Vicor Corp.	7,827	428,371
		2,493,706
Energy Equipment & Services - 0.07%
Noble Corp. - ADR	15,381	389,908

Entertainment - 0.42%
Madison Square Garden Entertainment Corp. - Class A	6,428	338,241
Roku, Inc. - Class A	5,855	480,930
Spotify Technology SA (b)	9,843	923,568
Take-Two Interactive Software, Inc.	3,607	441,966
		2,184,705
Food & Staples Retailing - 0.10%
Performance Food Group Co.	11,708	538,334

Food Products - 0.15%
Hormel Foods Corp.	16,727	792,191

Health Care Equipment & Supplies - 1.33%
Becton Dickinson and Co.	3,997	985,380
Boston Scientific Corp.	21,709	809,095
Dexcom, Inc.	9,084	677,031
IDEXX Laboratories, Inc.	2,869	1,006,244
Insulet Corp.	3,077	670,601
Novocure, Ltd. (b)	5,733	398,444
ResMed, Inc.	5,030	1,054,439
STERIS PLC - ADR	3,273	674,729
Stryker Corp.	3,367	669,797
		6,945,760
Health Care Providers & Services - 0.12%
agilon health, Inc.	29,075	634,707

Health Care Technology - 0.35%
Schrodinger Inc.	19,974	527,513
Veeva Systems, Inc. - Class A	6,495	1,286,270
		1,813,783
Hotels, Restaurants & Leisure - 0.69%
Carnival Corp. - ADR	38,255	330,906
Las Vegas Sands Corp.	22,880	768,539
Penn National Gaming, Inc.	17,832	542,449
Restaurant Brands International, Inc. (b)	14,271	715,691
Vail Resorts, Inc.	2,220	484,071
Wingstop, Inc.	7,170	536,101
Wynn Resorts, Ltd.	3,847	219,202
		3,596,959
Household Products - 0.44%
Colgate-Palmolive Co.	13,343	$1,069,308
The Clorox Co.	5,929	835,870
WD-40 Co.	1,933	389,229
		2,294,407
Industrial Conglomerates - 0.12%
General Electric Co.	9,497	604,674

Insurance - 0.08%
Erie Indemnity Co. - Class A	2,110	405,521

Interactive Media & Services - 0.07%
Match Group, Inc.	5,383	375,141

Internet & Direct Marketing Retail - 0.26%
Amazon.com, Inc.	7,747	822,809
DoorDash, Inc. - Class A	8,082	518,622
		1,341,431
IT Services - 0.48%
Block, Inc. - Class A	6,994	429,851
Cloudflare, Inc. - Class A	6,495	284,156
Okta, Inc. - Class A	3,654	330,322
Shift4 Payments, Inc. - Class A	7,324	242,132
Snowflake, Inc.	6,989	971,890
Twilio, Inc. - Class A	3,139	263,080
		2,521,431
Leisure Products - 0.10%
Polaris, Inc.	5,363	532,439

Life Sciences Tools & Services - 0.08%
Illumina, Inc.	2,189	403,564

Machinery - 0.50%
Chart Industries, Inc.	3,041	509,003
Hillman Solutions Corp.	39,736	343,319
Illinois Tool Works, Inc.	4,892	891,567
RBC Bearings, Inc.	2,456	454,237
Xylem, Inc.	5,269	411,930
		2,610,056
Metals & Mining - 0.13%
Franco-Nevada Corp. (b)	5,234	688,690

Multiline Retail - 0.11%
Ollie's Bargain Outlet Holdings, Inc.	9,816	576,690

Multi-Utilities - 0.08%
Algonquin Power & Utilities Corp. (b)	32,133	431,546

Oil, Gas & Consumable Fuels - 0.20%
HF Sinclair Corp.	11,175	504,663
Northern Oil and Gas, Inc.	20,575	519,725
		1,024,388
Professional Services - 0.54%
Clarivate PLC (b)	17,689	245,170
CoStar Group, Inc.	9,611	580,600
Equifax, Inc.	5,343	976,593
TransUnion	12,636	1,010,754
		2,813,117
Real Estate Investment Trusts (REITs) - 0.79%
Agree Realty Corp.	6,350	$458,025
American Tower Corp.	4,117	1,052,264
Americold Realty Trust, Inc.	10,381	311,845
Equinix, Inc.	1,155	758,858
Realty Income Corp.	15,367	1,048,952
Safehold, Inc.	13,072	462,357
		4,092,301
Road & Rail - 0.07%
Uber Technologies, Inc.	16,715	341,989

Software - 1.66%
Altair Engineering, Inc. - Class A	10,396	545,790
Alteryx, Inc. - Class A	5,190	251,300
Appfolio, Inc. - Class A	3,430	310,895
Autodesk, Inc.	3,784	650,697
Bentley Systems, Inc. - Class B	3,831	127,572
Blackline, Inc.	7,988	532,001
CCC Intelligent Solutions Holdings, Inc.	54,652	502,798
Datadog, Inc. - Class A	5,344	508,963
E2open Parent Holdings, Inc.	59,045	459,370
Five9, Inc.	5,312	484,136
Guidewire Software, Inc.	3,650	259,113
nCino, Inc.	13,402	414,390
Paycom Software, Inc.	3,482	975,378
Procore Technologies, Inc.	12,468	565,923
Q2 Holdings, Inc.	5,206	200,795
Salesforce, Inc.	5,996	989,580
Splunk, Inc.	4,998	442,123
Workday, Inc. - Class A	3,304	461,172
		8,681,996

TOTAL COMMON STOCKS (Proceeds $82,988,967)		$68,762,918

INVESTMENT COMPANIES - 6.08%
Exchange Traded Funds - 6.08%
Communication Services Select Sector SPDR Fund	52,298	$2,838,213
Consumer Discretionary Select Sector SPDR Fund	23,807	3,272,986
Industrial Select Sector SPDR Fund	42,542	3,715,618
Invesco QQQ Trust Series 1	19,927	5,585,140
iShares Expanded Tech-Software Sector ETF	14,821	3,995,890
iShares S&P 100 ETF	12,220	2,107,583
SPDR S&P 500 ETF Trust	20,626	7,781,159
Utilities Select Sector SPDR Fund	34,278	2,403,916

TOTAL INVESTMENT COMPANIES (Proceeds $36,462,843)		$31,700,505

TOTAL SECURITIES SOLD SHORT
(Proceeds $119,451,810) - 19.26%		$100,463,423

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Summary of Fair Value Exposure at June 30, 2022

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of June 30, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3		Total
Common Stocks
Air Freight & Logistics	$13,097,271	$–	$–		$13,097,271
Biotechnology	2,232,107	-	-		2,232,107
Capital Markets	17,733,845	-	-		17,733,845
Chemicals	-	-	0	(1)	-
Consumer Finance	6,881,166	-	-		6,881,166
Distributors	3,324,866	-	-		3,324,866
Food & Staples Retailing	15,910,963	-	-		15,910,963
Food Products	1,981,939	-	-		1,981,939
Health Care Equipment & Supplies	7,011,432	-	-		7,011,432
Health Care Providers & Services	26,755,266	-	-		26,755,266
Household Durables	14,899,623	-	-		14,899,623
Insurance	25,826,215	-	-		25,826,215
IT Services	7,982,197	-	-		7,982,197
Life Sciences Tools & Services	8,133,344	-	-		8,133,344
Metals & Mining	14,986,376	-	-		14,986,376
Multiline Retail	8,793,969	-	-		8,793,969
Oil, Gas & Consumable Fuels	35,441,716	-	-		35,441,716
Paper & Forest Products	4,976,712	-	-		4,976,712
Pharmaceuticals	10,030,168	-	-		10,030,168
Professional Services	14,137,080	-	-		14,137,080
Semiconductors & Semiconductor Equipment	25,877,355	-	-		25,877,355
Software	13,931,184	-	-		13,931,184
Specialty Retail	12,692,265	-	-		12,692,265
Technology Hardware, Storage & Peripherals	11,253,017	-	-		11,253,017
Trading Companies & Distributors	7,243,105	-	-		7,243,105
Total Common Stocks	311,133,181	-	-		311,133,181
Exchange Traded Funds	62,773,262.00	-	-		62,773,262
Corporate Bonds	-	8,401,992	-		8,401,992
United States Treasury Obligations	-	9,566,378	-		9,566,378
Foreign Government Bonds	-	10,360,087	-		10,360,087
Money Market Funds	-	80,115,156	-		80,115,156
Total Investments in Securities	$373,906,443	$108,443,613	$–		$482,350,056

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3		Total
Common Stocks	$68,762,918	$–	$–		$68,762,918
Exchange Traded Funds	31,700,505	–	–		31,700,505
Total Securities Sold Short	$100,463,423	$–	$–		$100,463,423

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Investments in Securities at Fair Value
Balance as of March 31, 2022		$6,419
Accrued discounts/premiums		–
Realized gain (loss)		–
Change in unrealized depreciation		(6,419)
Purchases		–
Sales		–
Transfer into and/or out of Level 3		–
Balance as of June 30, 2022		$– (1)

Change in unrealized depreciation during the period for Level 3 investments held at June 30, 2022:		$(6,419)

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014. The security is valued at fair value as determined in good faith by the Directors. The Adviser submits a report to the Directors setting forth the factors considered in determining the price. The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 1.25. Significant changes in the discount rate may result in a change in fair value measurement. For the duration of the period, the discount was 95%. The security underwent a 1:40 reverse split on February 18, 2020, resulting in a fair value price of Hong Kong Dollar 2.40.